Derivative Liability- Warrants and Redemption Put Liability - Schedule of Fair Value, Liabilities Measured on Recurring Basis (Details) (10-K) - USD ($)	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2020	Dec. 31, 2019
Derivative Liability- Warrants [Member]
January 8, 2019- date of dilutive financing		$ 315,855
Exchange for common stock			$ (72,563)
Fair value adjustments		(174,978)	(827,260)
Balance at December 31, 2019	$ 315,855		315,855
Redemption Put Liability [Member]
November 15, 2019- date of issuance	614,095	267,399
Fair value adjustments	(346,696)	$ (193,659)
Balance at December 31, 2019	$ 267,399		$ 267,399